CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) - USD ($)	Total	Ordinary Shares [Member]	Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2012	$ 6,319,977	$ 26,729	$ 185,367,042	$ 0	$ (214,587,069)	$ 35,523,388	$ (10,113)
Balance, shares at Dec. 31, 2012		267,287,253		0
Net loss	(51,609,472)	$ 0	0	$ 0	(50,609,081)	0	(1,000,391)
Other comprehensive income	584,066	0	0	0		547,193	36,873
Non-controlling interest capital injection	318,984	0	0	0	0		318,984
Return of the shares under Share Lending Agreement	0	$ (2,659)	0	$ 2,659	0	0	0
Return of the shares under Share Lending Agreement, shares		(26,586,000)		26,586,000
Balance at Dec. 31, 2013	(44,386,445)	$ 24,070	185,367,042	$ 2,659	(265,196,150)	36,070,581	(654,647)
Balance, shares at Dec. 31, 2013		240,701,253		26,586,000
Net loss	(56,495,120)	$ 0	0	$ 0	(56,096,366)	0	(398,754)
Other comprehensive income	(269,475)	0	0	0	0	(161,752)	(107,723)
Non-controlling interest capital injection	659,945	0	0	0	0	0	659,945
Balance at Dec. 31, 2014	(100,491,095)	$ 24,070	185,367,042	$ 2,659	(321,292,516)	35,908,829	(501,179)
Balance, shares at Dec. 31, 2014		240,701,253		26,586,000
Net loss	(79,988,702)	$ 0	0	$ 0	(80,497,296)	0	508,594
Other comprehensive income	(2,357,383)	0	0	0	0	(2,498,587)	141,204
Non-controlling interest capital injection	449,590	0	0	0	0	0	449,590
Balance at Dec. 31, 2015	$ (182,387,590)	$ 24,070	$ 185,367,042	$ 2,659	$ (401,789,812)	$ 33,410,242	$ 598,209
Balance, shares at Dec. 31, 2015		240,701,253		26,586,000